Losses per share (Tables)	12 Months Ended
Dec. 31, 2017
Losses per Share [Abstract]
Losses per Share
	Year ended December 31,
	2015			2016				2017
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc.	$(2,847,061)	-	$-	$(198,686)	-	$-	$(42,544)	-	$-
Plus: Contribution from Series D Preferred Stock	-	-	-	-	-	-	2,805	-	-
-Less: Convertible Preferred stock dividends	-	-	-	(7,695)	-	-	-	-	-
-Less: Non-vested common stock dividends declared and undistributed earnings	(570)	-	-	-	-	-	-	-	-
Basic LPS
Loss available to common stockholders	$(2,847,631)	57	$(49,958,438.60)	$(206,381)	453	$(455,587.20)	$(39,739)	35,225,784	$(1.13)
Dilutive effect of securities
Diluted LPS
Loss available to common stockholders	$(2,847,631)	57	$(49,958,438.60)	$(206,381)	453	$(455,587.20)	$(39,739)	35,225,784	$(1.13)